Subsequent Events	3 Months Ended
Mar. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Share Repurchase Program

        On April 30, 2015, Green announced the approval of a share repurchase program. Under this program, the Green board has authorized the repurchase of up to $15 million of the Green common stock from time to time. The amount and timing of any share repurchases will depend upon a variety of factors, including the trading price of the Green common stock, liquidity, securities laws restrictions, other regulatory restrictions, potential alternative uses of capital, and market and economic conditions. No shares have been repurchased by Green under this program through the date of this joint proxy statement/prospectus.